Taxes on Income (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred tax assets [Abstract]
Operating loss carryforward	$ 37,951	$ 25,077	$ 18,711
Deferred taxes due to carryforward losses	8,729	5,768	4,303
Valuation allowance	(8,729)	(5,768)	(4,303)
Net deferred tax asset